RETIREMENT PLANS (Details) € in Millions, $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2018
Discontinued Operations, Disposed of By Sale | ChampionX
Net periodic benefit costs
Service cost				$ 7.8		$ 7.1	$ 6.9
United States | Pension
Net periodic benefit costs
Service cost				72.8		74.5	70.2
Interest cost on benefit obligation				89.0		83.1	83.4
Expected return on plan assets				(149.5)		(161.9)	(149.9)
Recognition of net actuarial loss (gain)				23.6		39.0	28.7
Amortization of prior service benefit				(11.5)		(6.8)	(6.8)
Settlements/curtailments				9.1			0.3
Total expense (benefit)				$ 33.5		27.9	$ 25.9
Other Pension Plan Information
Contributions to plan	$ 120.0	$ 80.0
Plan amendments, decrease in benefit obligation			$ 40.4			$ 40.4
Discount rate (as a percent)			4.34%	3.20%	3.20%	4.34%	3.70%
United States | Postretirement Health Care
Net periodic benefit costs
Service cost				$ 1.4		$ 2.7	$ 2.6
Interest cost on benefit obligation				5.6		5.6	5.8
Expected return on plan assets				(0.4)		(0.4)	(0.5)
Recognition of net actuarial loss (gain)				(4.1)		(1.9)	(2.4)
Amortization of prior service benefit				(23.2)		(19.7)	(16.7)
Settlements/curtailments				0.3
Total expense (benefit)				$ (20.4)		(13.7)	$ (11.2)
Other Pension Plan Information
Plan amendments, decrease in benefit obligation					€ 18.9	$ 13.7
Plan amendments, decrease in benefit obligation, net of tax | €					€ (14.4)
Discount rate (as a percent)			4.29%	3.16%	3.16%	4.29%	3.66%	4.36%
Decrease in defined benefit cost due to re-measurement of benefit plans				$ 4.5
International Pension | Pension
Net periodic benefit costs
Service cost				30.2		$ 33.2	$ 31.4
Interest cost on benefit obligation				31.2		29.1	28.4
Expected return on plan assets				(59.9)		(63.2)	(56.3)
Recognition of net actuarial loss (gain)				16.3		17.2	18.5
Amortization of prior service benefit				(0.9)		(0.9)	(0.7)
Settlements/curtailments				(1.9)		2.3	0.9
Total expense (benefit)				15.0		$ 17.7	$ 22.2
Other Pension Plan Information
Plan amendments, decrease in benefit obligation				$ (0.1)
Discount rate (as a percent)			2.49%	1.52%	1.52%	2.49%	2.17%